Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 274,798	$ 270,907
Accumulated depreciation and amortization	163,830	161,140
Property, plant and equipment - net	110,968	109,767
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,523	1,689
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,485	28,939
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	44 years 0 months 0 days	44 years 0 months 0 days
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86,370	86,185
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	76,107	80,338
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years 0 months 0 days	15 years 0 months 0 days
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years 0 months 0 days	50 years 0 months 0 days
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	67,887	61,387
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years 0 months 0 days	15 years 0 months 0 days
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,150	7,957
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,276	$ 4,412
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days